CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Class B Common Stock
Balance at Dec. 28, 2020	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Dec. 28, 2020				0
Issuance of Class B common stock to Sponsors	25,000	24,137		$ 863
Issuance of Class B common stock to Sponsors , (in Shares)				8,625,000
Net income (loss)	(10,400)		(10,400)
Balance at Dec. 31, 2020	14,600	24,137	(10,400)	$ 863
Balance (in Shares) at Dec. 31, 2020				8,625,000
Deemed capital contribution from Sponsor	6,763,302	6,763,302
Remeasurement of Class A common stock subject to possible redemption amount	(38,489,301)	(6,787,439)	(31,701,862)
Net income (loss)	(32,498,553)		(32,498,553)
Balance at Dec. 31, 2021	$ (64,209,952)	$ 0	$ (64,210,815)	$ 863
Balance (in Shares) at Dec. 31, 2021				8,625,000